The prospectus containing information for the Wells Fargo Advantage(SM) Variable Annuity filed electronically in Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 on Form N-4, filed on or about April 27, 2000, is incorporated by reference.

                      STATEMENT OF ADDITIONAL INFORMATION

                                       for

                    WELLS FARGO ADVANTAGESM VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account

                                   May 1, 2000

                           Revised as of July 21, 2000

American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN  55474
1-800-333-3437

                                TABLE OF CONTENTS

Performance Information................................................p.3

Calculating Annuity Payouts............................................p.15

Rating Agencies........................................................p.17

Principal Underwriter..................................................p.17

Independent Auditors...................................................p.17

Financial Statements

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                              P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts, we do not provide any performance information because they are new and have not had any activity to date. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------

             AXPSM VARIABLE PORTFOLIO -
WBCA4           Blue Chip Advantage Fund (9/99)**              --%     --%       --%        10.79%
WCAR4           Capital Resource Fund (10/81)                 21.90   19.54     13.78       14.25
WDEI4           Diversified Equity Income Fund (9/99)          --       --       --          2.36
WEXI4           Extra Income Fund (5/96)                       4.65     --       --          3.93
WFDI4           Federal Income Fund (9/99)                     --       --       --          0.02
WNDM4           New Dimensions Fund(R)(5/96)                  30.04     --       --         24.46
WSCA4           Small Cap Advantage Fund (9/99)                --       --       --         12.17
             AIM V.I.
WCAP4           Capital Appreciation Fund (5/93)              42.52   23.72      --         20.50
WVAL4           Value Fund (5/93)                             27.99   25.33      --         21.22
             Dreyfus
WSRG4           The Dreyfus Socially Responsible Growth       28.18   26.78      --         22.36
                Fund, Inc. (10/93)
             FRANKLIN TEMPLETON VIP TRUST
WISE4           Franklin Income Securities Fund - Class 2 (   -3.55    8.03     8.32         8.29
                1/89)***
WRES4           Franklin Real Estate Fund - Class 2           -7.78    6.36     7.37         7.04
                (1/89)***
WSMC4           Franklin Small Cap Fund - Class 2 (11/95)*** 103.30     --       --         31.60
WMSS4           Mutual Shares Securities Fund - Class 2 (     11.89     --       --          9.19
                11/96)***
             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE4           CORESM U.S. Equity Fund (2/98)****            22.46     --       --         18.93
WGLI4           Global Income Fund (1/98)                     -2.51     --       --          2.03
WITO4           Internet Tollkeeper (4/00)+                    --       --       --           --
WMCV4           Mid Cap Value Fund (4/98)                     4.65      --       --         -6.40
             MFS(R)
WGIS4           Growth with Income Series (10/95)              5.09     --       --         19.28
WUTS4           Utilities Series (1/95)                       28.89     --       --         24.59
             PUTNAM VARIABLE TRUST
WIGR4           Putnam VT International Growth Fund -         57.73     --       --         28.19
                Class IB Shares (1/97)++
WVIS4           Putnam VT Vista Fund - Class IB Shares        50.48     --       --         29.13
                (1/97)++
             WELLS FARGO VARIABLE TRUST
WAAL4           Asset Allocation Fund (4/94)                  7.69    10.83      --          9.23
WCBD4           Corporate Bond Fund (9/99)                     --       --       --         -0.64
WEQI4           Equity Income Fund (5/96)                     6.29      --       --         15.41
WEQV4           Equity Value Fund (5/98)                     -3.95      --       --         -5.19
WEQV4
WGRO4           Growth Fund (4/94)                            18.64   21.73      --         19.42
WLCG4           Large Company Growth    Fund (9/99)            --       --       --         19.77
WMMK4           Money Market Fund (5/94)                       2.89    3.30      --          3.25
WSCG4           Small Cap Growth Fund (5/95)                  63.90     --       --         18.82


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
**(Commencement  date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999 Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not  commenced  operations  as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities  With  Withdrawal and Selection of the
Five-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA4           Blue Chip Advantage Fund (9/99)**              --%      --%      --%         3.13%
WCAR4           Capital Resource Fund (10/81)                 13.90   19.34     13.78       14.25
WDEI4           Diversified Equity Income Fund (9/99)          --       --       --         -4.63
WEXI4           Extra Income Fund (5/96)                      -2.53     --       --          2.95
WFDI4           Federal Income Fund (9/99)                     --       --       --         -6.78
WNDM4           New Dimensions Fund(R)(5/96)                  22.04     --       --         23.85
WSCA4           Small Cap Advantage Fund (9/99)                --       --       --          4.39
             AIM V.I.
WCAP4           Capital Appreciation Fund (5/93)              34.52   23.55      --         20.50
WVAL4           Value Fund (5/93)                             19.99   25.17      --         21.22
             Dreyfus
WSRG4           The Dreyfus Socially Responsible Growth       20.18   26.62      --         22.36
                Fund, Inc. (10/93)
             FRANKLIN TEMPLETON VIP TRUST
WISE4           Franklin Income Securities Fund - Class 2 (  -10.07    7.74     8.32         8.29
                1/89)***
WRES4           Franklin Real Estate Fund - Class 2          -13.96    6.04     7.37         7.04
                (1/89)***
WSMC4           Franklin Small Cap Fund - Class 2 (11/95)***  95.30     --       --         31.39
WMSS4           Mutual Shares Securities Fund - Class 2 (      4.14     --       --          8.13
                11/96)***
             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE4           CORESM U.S. Equity Fund (2/98)****            14.46     --       --         15.22
WGLI4           Global Income Fund (1/98)                     -9.11     --       --         -1.53
WITO4           Internet Tollkeeper (4/00)+                    --       --       --          --
WMCV4           Mid Cap Value Fund (4/98)                     -2.52     --       --        -10.24
             MFS(R)
WGIS4           Growth with Income Series (10/95)             -2.11     --       --         19.01
WUTS4           Utilities Series (1/95)                       20.89     --       --         24.42
             PUTNAM VARIABLE TRUST
WIGR4           Putnam VT International Growth Fund -         49.73     --       --         26.96
                Class IB Shares (1/97)++
WVIS4           Putnam VT Vista Fund - Class IB Shares        42.48     --       --         27.92
                (1/97)++
             WELLS FARGO VARIABLE TRUST
WAAL4           Asset Allocation Fund (4/94)                   0.28   10.56      --          9.23
WCBD4           Corporate Bond Fund (9/99)                     --       --       --         -7.39
WEQI4           Equity Income Fund (5/96)                     -1.01     --       --         14.65
WEQV4           Equity Value Fund (5/98)                     -10.44     --       --         -9.05
WGRO4           Growth Fund (4/94)                            10.64   21.55      --         19.42
WLCG4           Large Company Growth Fund (9/99)               --       --       --         11.77
WMMK4           Money Market Fund (5/94)                      -4.14    2.95      --          3.25
WSCG4           Small Cap Growth Fund (5/95)                  55.90     --       --         18.59



*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Five-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1999

                                                             Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA2           Blue Chip Advantage Fund (9/99)**              --%      --%      --%        10.39%
WCAR2           Capital Resource Fund (10/81)                 21.29   19.23     13.21       14.01
WDEI2           Diversified Equity Income Fund (9/99)          --       --       --          1.99
WEXI2           Extra Income Fund (5/96)                       4.12     --       --          3.63
WFDI2           Federal Income Fund (9/99)                     --       --       --         -0.35
WNDM2           New Dimensions Fund(R)(5/96)                  29.39     --       --         24.11
WSCA2           Small Cap Advantage Fund (9/99)                --       --       --         11.76
             AIM V.I.
WCAP2           Capital Appreciation Fund (5/93)              41.81   23.40      --         20.20
WVAL2           Value Fund (5/93)                             27.35   25.01      --         20.92
             Dreyfus
WSRG2           The Dreyfus Socially Responsible Growth       27.55   26.45      --         22.06
                Fund, Inc. (10/93)
             FRANKLIN TEMPLETON VIP TRUST
WISE2           Franklin Income Securities Fund - Class 2 (   -4.04    7.75     7.78         8.05
                1/89)***
WRES2           Franklin Real Estate Fund - Class 2           -8.27    6.08     6.83         6.79
                (1/89)***
WSMC2           Franklin Small Cap Fund - Class 2 (11/95)*** 102.31     --       --         31.25
WMSS2           Mutual Shares Securities Fund - Class 2 (     11.34     --       --          8.87
                11/96)***
             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE2           CORESM U.S. Equity Fund (2/98)****            21.85     --       --         18.50
WGLI2           Global Income Fund (1/98)                     -3.00     --       --          1.66
WITO2           Internet Tollkeeper (4/00)+                    --       --       --          --
WMCV2           Mid Cap Value Fund (4/98)                      4.12     --       --         -6.80
             MFS(R)
WGIS2           Growth with Income Series (10/95)              4.57     --       --         18.96
WUTS2           Utilities Series (1/95)                       28.25     --       --         24.27
             PUTNAM VARIABLE TRUST
WIGR2           Putnam VT International Growth Fund -         56.95     --       --         27.81
                Class IB Shares (1/97)++
WVIS2           Putnam VT Vista Fund - Class IB Shares        49.73     --       --         28.75
                (1/97)++
             WELLS FARGO VARIABLE TRUST
WAAL2           Asset Allocation Fund (4/94)                   7.16   10.54      --          8.95
WCBD2           Corporate Bond Fund (9/99)                     --       --       --         -1.00
WEQI2           Equity Income Fund (5/96)                      5.76     --       --         15.08
WEQV2           Equity Value Fund (5/98)                      -4.45     --       --         -5.58
WGRO2           Growth Fund (4/94)                            18.05   21.41      --         19.13
WLCG2           Large Company Growth Fund (9/99)               --       --       --         19.35
WMMK2           Money Market Fund (5/94)                       2.38    3.03      --          2.98
WSCG2           Small Cap Growth Fund (5/95)                  63.09     --       --         18.51


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities  With  Withdrawal and Selection of the
Five-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and
Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1999

                                                            Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA2           Blue Chip Advantage Fund (9/99)**              --%      --%      --%         2.73%
WCAR2           Capital Resource Fund (10/81)                 13.29   19.03     13.21       14.01
WDEI2           Diversified Equity Income Fund (9/99)          --       --       --         -5.00
WEXI2           Extra Income Fund (5/96)                      -3.03     --       --          2.66
WFDI2           Federal Income Fund (9/99)                     --       --       --         -7.14
WNDM2           New Dimensions Fund(R)(5/96)                  21.39     --       --         23.50
WSCA2           Small Cap Advantage Fund (9/99)                --       --       --          3.99
             AIM V.I.
WCAP2           Capital Appreciation Fund (5/93)              33.81   23.23      --         20.20
WVAL2           Value Fund (5/93)                             19.35   24.84      --         20.92
             Dreyfus
WSRG2           The Dreyfus Socially Responsible Growth       19.55   26.30      --         22.06
                Fund, Inc. (10/93)
             FRANKLIN TEMPLETON VIP TRUST
WISE2           Franklin Income Securities Fund - Class 2 (  -10.54    7.45     7.78         8.05
                1/89)***
WRES2           Franklin Real Estate Fund - Class 2          -14.43    5.76     6.83         6.79
                (1/89)***
WSMC2           Franklin Small Cap Fund - Class 2 (11/95)***  94.31     --       --         31.04
WMSS2           Mutual Shares Securities Fund - Class 2 (      3.60     --       --          7.80
                11/96)***
             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE2           CORESM U.S. Equity Fund (2/98)****            13.85     --       --         14.78
WGLI2           Global Income Fund (1/98)                     -9.59     --       --         -1.90
WITO2           Internet Tollkeeper (4/00)+                    --       --       --         --
WMCV2           Mid Cap Value Fund (4/98)                     -3.03     --       --        -10.63
             MFS(R)
WGIS2           Growth with Income Series (10/95)             -2.62     --       --         18.69
WUTS2           Utilities Series (1/95)                       20.25     --       --         24.10
             PUTNAM VARIABLE TRUST
WIGR2           Putnam VT International Growth Fund -         48.95     --       --         26.57
                Class IB Shares (1/97)++
WVIS2           Putnam VT Vista Fund - Class IB Shares        41.73     --       --         27.53
                (1/97)++
             WELLS FARGO VARIABLE TRUST
WAAL2           Asset Allocation Fund (4/94)                  -0.24   10.27      --          8.95
WCBD2           Corporate Bond Fund (9/99)                     --       --       --         -7.74
WEQI2           Equity Income Fund (5/96)                     -1.53     --       --         14.32
WEQV2           Equity Value Fund (5/98)                     -10.92     --       --         -9.44
WGRO2           Growth Fund (4/94)                            10.05   21.23      --         19.13
WLCG2           Large Company Growth Fund (9/99)               --       --       --         11.35
WMMK2           Money Market Fund (5/94)                      -4.64    2.67      --          2.98
WSCG2           Small Cap Growth Fund (5/95)                  55.09     --       --         18.27


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.30% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA7           Blue Chip Advantage Fund (9/99)**              --%      --%      --%        10.96%
WCAR7           Capital Resource Fund (10/81)                 22.21   19.84     14.07        14.54
WDEI7           Diversified Equity Income Fund (9/99)          --       --       --           2.51
WEXI7           Extra Income Fund (5/96)                       4.91     --       --           4.19
WFDI7           Federal Income Fund (9/99)                     --       --       --           0.17
WNDM7           New Dimensions Fund(R)(5/96)                  30.36     --       --          24.77
WSCA7           Small Cap Advantage Fund (9/99)                --       --       --          12.34
             AIM V.I.
WCAP7           Capital Appreciation Fund (5/93)              42.88   24.03      --          20.80
WVAL7           Value Fund (5/93)                             28.31   25.65      --          21.52
             Dreyfus
WSRG7           The Dreyfus Socially Responsible Growth       28.49   27.09      --          22.66
                Fund, Inc. (10/93)
             FRANKLIN TEMPLETON VIP TRUST
WISE7           Franklin Income Securities Fund - Class 2     -3.33    8.31     8.59          8.56
                (1/89)***
WRES7           Franklin Real Estate Fund - Class 2           -7.55    6.62     7.64          7.30
                (1/89)***
WSMC7           Franklin Small Cap Fund - Class 2 (11/95)*** 103.80     --       --          31.93
WMSS7           Mutual Shares Securities Fund - Class 2       12.17     --       --           9.46
                (11/96)***
             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE7           CORESM U.S. Equity Fund (2/98)****            22.76     --       --          19.22
WGLI7           Global Income Fund (1/98)                     -2.26              --           2.29
WITO7           Internet Tollkeeper (4/00)+                    --       --       --            --
WMCV7           Mid Cap Value Fund (4/98)                     4.91      --       --          -6.17
             MFS(R)
WGIS7           Growth with Income Series (10/95)              5.36     --       --          19.58
WUTS7           Utilities Series (1/95)                       29.21     --       --          24.90
             PUTNAM VARIABLE TRUST
WIGR7           Putnam VT International Growth Fund -         58.11     --       --          28.51
                Class IB Shares (1/97)++
WVIS7           Putnam VT Vista Fund - Class IB Shares        50.84     --       --          29.45
                (1/97)++
             WELLS FARGO VARIABLE TRUST
WAAL7           Asset Allocation Fund (4/94)                  7.96    11.10      --           9.50
WCBD7           Corporate Bond Fund (9/99)                     --       --       --          -0.57
WEQI7           Equity Income Fund (5/96)                     6.55      --       --          15.69
WEQV7           Equity Value Fund (5/98)                     -3.71      --       --          -4.95
WGRO7           Growth Fund (4/94)                           18.93    22.03      --          19.72
WLCG7           Large Company Growth Fund (9/99)               --       --       --          19.85
WMMK7           Money Market Fund (5/94)                      3.15     3.56      --           3.51
WSCG7           Small Cap Growth Fund (5/95)                 64.29      --       --          19.12


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in the above total returns.
**(Commencement  date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not  commenced  operations  as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities  With  Withdrawal and Selection of the
Seven-Year Withdrawal Charge Schedule For Periods Ending Dec. 31, 1999

                                                               Performance Since Commencement of the
                                                                               Fund*

                                                                                            Since
Subaccount   Investing In:                                   1 Year  5 Years  10 Years   Commencement
----------   -------------                                   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA7           Blue Chip Advantage Fund (9/99)**              --%      --%      --%          3.29%
WCAR7           Capital Resource Fund (10/81)                 14.21   19.35     14.07        14.54
WDEI7           Diversified Equity Income Fund (9/99)          --       --       --          -4.49
WEXI7           Extra Income Fund (5/96)                      -2.29     --       --           2.71
WFDI7           Federal Income Fund (9/99)                     --       --       --          -6.64
WNDM7           New Dimensions Fund(R)(5/96)                  22.36     --       --          23.86
WSCA7           Small Cap Advantage Fund (9/99)                --       --       --           4.55
             AIM V.I.
WCAP7           Capital Appreciation Fund (5/93)              34.88   23.60      --          20.70
WVAL7           Value Fund (5/93)                             20.31   25.24      --          21.42
             Dreyfus
WSRG7           The Dreyfus Socially Responsible Growth       20.49   26.70      --          22.55
                Fund, Inc. (10/93)
             FRANKLIN TEMPLETON VIP TRUST
WISE7           Franklin Income Securities Fund - Class 2 (   -9.84    7.57     8.59          8.56
                1/89)***
WRES7           Franklin Real Estate Fund - Class 2          -13.75    5.84     7.64          7.30
                (1/89)***
WSMC7           Franklin Small Cap Fund - Class 2             95.80     --       --          31.41
                (1/1/95)***
WMSS7           Mutual Shares Securities Fund - Class 2 (      4.40     --       --           7.87
                11/96)***
             GOLDMAN SACHS Variable Insurance Trust (VIT)
WUSE7           CORESM U.S. Equity Fund (2/98)****            14.76     --       --          15.52
WGLI7           Global Income Fund (1/98)                     -8.88     --       --          -1.29
WITO7           Internet Tollkeeper (4/00)+                    --       --       --           --
WMCV7           Mid Cap Value Fund (4/98)                     -2.28     --       --         -10.02
             MFS(R)
WGIS7           Growth with Income Series (10/95)             -1.87     --       --          18.91
WUTS7           Utilities Series (1/95)                       21.21     --       --          24.48
             PUTNAM VARIABLE TRUST
WIGR7           Putnam VT International Growth Fund -         50.11     --       --          27.08
                Class IB Shares (1/97)++
WVIS7           Putnam VT Vista Fund - Class IB Shares        42.84     --       --          28.04
                (1/97)++
             WELLS FARGO VARIABLE TRUST
WAAL7           Asset Allocation Fund (4/94)                  0.53    10.44      --           9.04
WCBD7           Corporate Bond Fund (9/99)                     --       --       --          -7.32
WEQI7           Equity Income Fund (5/96)                     -0.77     --       --          14.56
WEQV7           Equity Value Fund (5/98)                     -10.22     --       --          -8.82
WGRO7           Growth Fund (4/94)                            10.93   21.57      --          19.42
WLCG7           Large Company Growth Fund (9/99)               --       --       --          11.85
WMMK7           Money Market Fund (5/94)                      -3.91    2.68      --           2.89
WSCG7           Small Cap Growth Fund (5/95)                  56.29     --       --          18.54


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
**(Commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co. +Fund had not commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average  Annual Total Return For Annuities  Without  Withdrawal and Selection of
the  Seven-Year  Withdrawal  Charge  Schedule  and the Optional  Enhanced  Death
Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31,
1999
                                                         Performance Since
                                                            Commencement                  Performance Since
                                                         of the Subaccount            Commencement of the Fund*
                                                                   Since                                      Since
Subaccount   Investing In:                             1 Year   Commencement   1 Year  5 Years  10 Years   Commencement
----------   -------------                             ------   ------------   ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA5           Blue Chip Advantage Fund ( --/--;        --%        --%           --%      --%      --%        10.81%
                9/99)**
ECR             Capital Resource Fund (2/95; 10/81)     21.96      18.97       21.96    19.55     13.76        14.22
WDEI5           Diversified Equity Income Fund           --          --          --       --       --           2.37
                (--/--; 9/99)
EIA             Extra Income Fund (8/99; 5/96)           --         0.36        4.28      --       --           3.87
WFDI5           Federal Income Fund (--/--; 9/99)        --          --          --       --       --           0.04
EGD             New Dimensions Fund(R)(10/97; 5/96)      30.10     28.33       30.10      --       --          24.50
WSCA5           Small Cap Advantage Fund (--/--; 9/99)   --          --          --       --       --          12.18
             AIM V.I.
ECA             Capital Appreciation Fund (8/99; 5/93)   --        32.97       42.56    23.78      --          20.56
EVA             Value Fund (10/97; 5/93)                28.03      28.33       28.03    25.36      --          21.22
             Dreyfus
ESR             The Dreyfus Socially Responsible         --        14.82       28.22    26.84      --          22.42
                Growth Fund, Inc. (8/99; 10/93)
             FRANKLIN TEMPLETON VIP TRUST
WISE5           Franklin Income Securities Fund -        --          --        -3.50     8.09     8.38          8.35
                Class 2
                (--/--; 1/89)***
ERE             Franklin Real Estate Fund - Class 2      --        -0.50       -7.72     6.41     7.42          7.08
                (9/99; 1/89)***
WSMC5           Franklin Small Cap Fund - Class 2        --          --       103.40      --       --          31.67
                (--/--; 11/95)***
EMU             Mutual Shares Securities Fund - Class    --         8.50       11.95      --       --           9.24
                2
                (9/99; 11/96)***
             GOLDMAN SACHS Variable Insurance Trust
             (VIT)
JUS             CORESM U.S. Equity Fund (9/99;           --        12.43       22.51      --       --          18.98
                2/98)****
JGL             Global Income Fund (9/99; 1/98)          --         0.09       -2.46      --       --           2.08
WITO5           Internet Tollkeeper (--/--; 4/00)+       --          --          --       --       --          --
JMC             Mid Cap Value Fund (--/--; 4/98)         --          --         4.70      --       --          -6.36
             MFS(R)
WGIS5           Growth with Income Series (--/--;        --          --         5.15      --       --          19.34
                10/95)
EUT             Utilities Series (9/99; 1/95)            --        21.18       28.93      --       --          24.65
             PUTNAM VARIABLE TRUST
EPL             Putnam VT International Growth Fund -    --        36.35       57.89      --       --          28.28
                Class IB Shares (9/99; 1/97)++
EPT             Putnam VT Vista Fund - Class IB          --        35.90       50.52      --       --          29.19
                Shares
                (8/99; 1/97)++

*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
**(Commencement  date of the  subaccount;commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not  commenced  operations  as of Dec. 31, 1999.
++Each of the above Funds'Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities Without Withdrawal and Selection of the Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death
Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31,
1999 (continued)

                                                         Performance Since
                                                            Commencement                  Performance Since
                                                         of the Subaccount            Commencement of the Fund*
                                                                   Since                                      Since
Subaccount   Investing In:                             1 Year   Commencement   1 Year  5 Years  10 Years   Commencement
----------   -------------                             ------   ------------   ------  -------  --------   ------------
             WELLS FARGO VARIABLE TRUST
WAAL5           Asset Allocation Fund (--/--;4/94)**     --%        --%         7.75%   10.88%     --%          9.28%
WCBD5           Corporate Bond Fund (--/--;9/99)         --          --        --       --         --          -0.62
WEQI5           Equity Income Fund (--/--;5/96)          --          --         6.35    --         --          15.46
WEQV5           Equity Value Fund (--/--;5/98)           --          --        -3.91    --         --          -5.14
WGRO5           Growth Fund (--/--;4/94)                 --          --        18.69    21.79      --          19.48
WLCG5           Large Company Growth Fund (--/--;9/99)   --          --        --       --         --          19.79
WMMK5           Money Market Fund (--/--;5/94)           --          --         2.94     3.36      --           3.30
WSCG5           Small Cap Growth Fund (--/--;5/95)       --          --        63.98    --         --          18.88


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee and a 0.30% Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
 **(Commencement  date of the  subaccount; commencement date of the Fund)


Average Annual Total Return For Annuities  With  Withdrawal and Selection of the
Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1999

                                                         Performance Since
                                                            Commencement                  Performance Since
                                                         of the Subaccount            Commencement of the Fund*
                                                                   Since                                     Since
Subaccount   Investing In:                             1 Year   Commencement  1 Year  5 Years  10 Years   Commencement
----------   -------------                             ------   ------------  ------  -------  --------   ------------
             AXPSM VARIABLE PORTFOLIO -
WBCA5           Blue Chip Advantage Fund ( --/--;        --%         --%        --%      --%      --%         3.15%
                9/99)**
ECR             Capital Resource Fund (2/95; 10/81)     13.96      18.97       21.96   19.55    13.76        14.22
WDEI5           Diversified Equity Income Fund           --          --         --       --       --         -4.62
                (--/--; 9/99)
EIA             Extra Income Fund (8/99; 5/96)           --        -6.41       -2.86     --       --          2.40
WFDI5           Federal Income Fund (--/--; 9/99)        --          --         --       --       --         -6.77
EGD             New Dimensions Fund(R)(10/97; 5/96)     22.10      25.96       22.10     --       --         23.58
WSCA5           Small Cap Advantage Fund (--/--; 9/99)   --          --         --       --       --          4.41
             AIM V.I.
ECA             Capital Appreciation Fund (8/99; 5/93)   --        25.04       34.56   23.35      --         20.45
EVA             Value Fund (10/97; 5/93)                20.03      25.96       20.03   24.95      --         21.12
             Dreyfus
ESR             The Dreyfus Socially Responsible         --         6.89       20.22   26.45      --         20.30
                Growth Fund, Inc. (8/99; 10/93)
             FRANKLIN TEMPLETON VIP TRUST
WISE5           Franklin Income Securities Fund -        --          --       -10.02    7.35     8.38         8.35
                Class 2
                (--/--; 1/89)***
ERE             Franklin Real Estate Fund - Class 2      --        -7.20      -13.91    5.62     7.42         7.08
                (9/99;1/89)***
WSMC5           Franklin Small Cap Fund - Class 2        --          --        95.40     --       --         31.14
                (--/--;11/95)***
EMU             Mutual Shares Securities Fund - Class    --         1.08        4.19     --       --          7.65
                2
                (9/99; 11/96)***
             GOLDMAN SACHS Variable Insurance Trust
             (VIT)
JUS             CORESM U.S. Equity Fund (9/99;           --         4.70       14.51     --       --         15.28
                2/98)****
JGL             Global Income Fund (9/99; 1/98)          --        -6.65       -9.06     --       --         -1.48
WITO5           Internet Tollkeeper (--/--; 4/00)+       --          --         --       --                    --
JMC             Mid Cap Value Fund (--/--; 4/98)         --          --        -2.47     --       --        -10.20
             MFS(R)
WGIS5           Growth with Income Series (--/--;        --          --        -2.07     --       --         18.67
                10/95)
EUT             Utilities Series (9/99; 1/95)            --        13.25       20.93     --       --         24.23
             PUTNAM VARIABLE TRUST
EPL             Putnam VT International Growth Fund -    --        28.42       49.89     --       --         26.84
                Class IB Shares (9/99; 1/97)++
EPT             Putnam VT Vista Fund - Class IB          --        27.97       42.52     --       --         27.77
                Shares
                (8/99; 1/97)++


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
**(Commencement date of the subaccount; commencement date of the Fund)
***Class 2 shares were issued Jan. 6, 1999. Prior to Jan. 6, 1999, Class 2 performance represents the historical performance results of Class 1 shares. Performance of Class 2 shares for periods after its Jan. 6, 1999 inception reflect Class 2's additional 12b-1 fee expense, which also affects all future performance. Figures assume reinvestment of dividends and capital gains. ****CORESM is a service mark of Goldman, Sachs & Co.
+Fund had not commenced operations as of Dec. 31, 1999.
++Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception dates of the Funds' Class IB Shares, the performance shown is based on the historical performance of the Funds' Class IA Shares adjusted to reflect the current expenses of the Funds' Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return For Annuities  With  Withdrawal and Selection of the
Seven-Year Withdrawal Charge Schedule and the Optional Enhanced Death Benefit and Guaranteed Minimum Income Benefit Riders For Periods Ending Dec. 31, 1999
(continued)

                                                         Performance Since
                                                            Commencement                  Performance Since
                                                         of the Subaccount            Commencement of the Fund*
                                                                   Since                                     Since
Subaccount   Investing In:                             1 Year   Commencement  1 Year  5 Years  10 Years   Commencement
----------   -------------                             ------   ------------  ------  -------  --------   ------------
             WELLS FARGO VARIABLE TRUST
WAAL5           Asset Allocation Fund (--/--;4/94)**     --%        --%        0.33%   10.21%     --%         8.82%
WCBD5           Corporate Bond Fund (--/--;9/99)         --          --         --       --       --         -7.37
WEQI5           Equity Income Fund (--/--;5/96)          --          --        -0.97     --       --         14.33
WEQV5           Equity Value Fund (--/--;5/98)           --          --       -10.39     --       --         -9.00
WGRO5           Growth Fund (--/--;4/94)                 --          --        10.69   21.33      --         19.18
WLCG5           Large Company Growth Fund (--/--;9/99)   --          --         --       --       --         11.79
WMMK5           Money Market Fund (--/--;5/94)           --          --        -4.10    2.46      --          2.68
WSCG5           Small Cap Growth Fund (--/--;5/95)       --          --        55.98     --       --         18.30


*Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.05% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.20% Enhanced Death Benefit Rider fee, a 0.30% Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
**(Commencement date of the subaccount; commencement date of the Fund)

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                                 ERV - P
                                                ---------
                                                    P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield

For the subaccounts investing in money market funds, we base quotations of simple yield on:

          (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period:
          (b) less, a pro rata share of the subaccount expenses accrued over the period;
          (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
          (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
         o   any declared dividends;
         o the value of any shares purchased with dividends paid during the period; and o any dividends declared for such shares.

It does not include:
         o the effect of any applicable  withdrawal charge, or
         o any realized or unrealized gains or losses.

Annualized Compound Yield

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where:         a    = dividends and investment income earned during the period
               b    = expenses accrued for the period (net of reimbursements)
               c    = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d    = the maximum  offering price per  accumulation  unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1999

Subaccount         Investing In                                          Yield
----------        -------------                                          -----
EIA               AXPSMVariable Portfolio - Extra Income Fund           15.35%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if selected) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The One-Year Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating
   ---------------         -------------
      A.M. Best            A+ (Superior)

    Duff & Phelps               AAA

       Moody's            Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. American Enterprise Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in American Enterprise Life's General Account and reflects American Enterprise Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with American Enterprise Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any withdrawal charges or paid any commissions.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Variable Annuity

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account (comprised of subaccounts ECR, EIA, EGD, ECA, EVA, ESR, ERE, EMU, JUS, JGL, JMC, EUT, EPL and EPT) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account (as described above) at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000

American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 1999

                                                                                      Segregated Asset Subaccounts
Assets                                                                    ECR                   EIA                  EGD
Investments in shares of mutual funds and portfolios:
  at cost                                                            $ 10,984,992              $ 6,759          $ 2,802,524
                                                                     ------------              -------          -----------
  at market value                                                    $ 13,632,953              $ 6,752          $ 3,689,151
Dividends receivable                                                           --                1,078                   --
Accounts receivable from American Enterprise Life
for contract purchase payments                                             27,305                   --                   --
Receivable from mutual funds and portfolios for share redemptions              --                   --                   --
                                                                           ------                 ----             --------
Total assets                                                           13,660,258                7,830            3,689,151
                                                                       ==========                =====            =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                           14,364                   93                3,694
  Issue and adminstrative fee                                               1,724                   11                  443
  Contract terminations                                                        --                   --                  401
Payable to mutual funds and portfolios for investments purchased               --                   --                   --
                                                                             ----                 ----                  ---
Total liabilities                                                          16,088                  104                4,538
                                                                           ------                  ---                -----
Net assets applicable to contracts in accumulation period              13,637,782                7,726            3,684,613
Net assets applicable to contracts in payment period                        6,388                   --                   --
                                                                            -----                -----             --------
Total net assets                                                     $ 13,644,170              $ 7,726          $ 3,684,613
                                                                     ============              =======          ===========
Accumulation units outstanding                                          5,864,252                7,716            2,140,748
                                                                        =========                =====            =========
Net asset value per accumulation unit                                      $ 2.33               $ 1.00               $ 1.72
                                                                           ======               ======               ======

Assets                                                                     ECA                  EVA
Investments in shares of mutual funds and portfolios:
  at cost                                                                $ 71,183          $ 8,003,320
                                                                         --------          -----------
  at market value                                                        $ 80,940          $ 9,698,008
Dividends receivable                                                           --                   --
Accounts receivable from American Enterprise Life
for contract purchase payments                                                 --                   --
Receivable from mutual funds and portfolios for share redemptions              70               27,675
                                                                               --               ------
Total assets                                                               81,010            9,725,683
                                                                           ======            =========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                               63               10,001
  Issue and adminstrative fee                                                   7                1,200
  Contract terminations                                                        --               16,474
Payable to mutual funds and portfolios for investments purchased               --                   --
                                                                           ------              -------
Total liabilities                                                              70               27,675
                                                                               --               ------
Net assets applicable to contracts in accumulation period                  80,940            9,698,008
Net assets applicable to contracts in payment period                           --                   --
                                                                           ------              -------
Total net assets                                                         $ 80,940          $ 9,698,008
                                                                         ========          ===========
Accumulation units outstanding                                             56,612            5,637,595
                                                                           ======            =========
Net asset value per accumulation unit                                      $ 1.43               $ 1.72
                                                                           ======               ======

See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 1999

                                                                                     Segregated Asset Subaccounts
Assets                                                                     ESR                   ERE                  EMU
Investments in shares of mutual funds and portfolios:
  at cost                                                               $ 149,389                $ 867             $ 31,535
                                                                        ---------                -----             --------
  at market value                                                       $ 151,441                $ 859             $ 32,322
Dividends receivable                                                           --                   --                   --
Accounts receivable from American Enterprise Life
for contract purchase payments                                                 --                   --                   52
Receivable from mutual funds and portfolios for share redemptions              68                    1                   18
                                                                               --                    -                   --
Total assets                                                              151,509                  860               32,392
                                                                          =======                  ===               ======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                               61                    1                   16
  Issue and adminstrative fee                                                   7                   --                    2
  Contract terminations                                                        --                   --                   --
Payable to mutual funds and portfolios for investments purchased               --                   --                   52
                                                                           ------              -------                   --
Total liabilities                                                              68                    1                   70
                                                                               --                    -                   --
Net assets applicable to contracts in accumulation period                 151,441                  859               32,322
Net assets applicable to contracts in payment period                           --                   --                   --
                                                                           ------                -----               ------
Total net assets                                                        $ 151,441                $ 859             $ 32,322
                                                                        =========                =====             ========
Accumulation units outstanding                                            123,239                  889               30,888
                                                                          =======                  ===               ======
Net asset value per accumulation unit                                      $ 1.23               $ 0.97               $ 1.05
                                                                           ======               ======               ======

Assets                                                                      JUS                  JGL
Investments in shares of mutual funds and portfolios:
  at cost                                                               $ 515,769             $ 34,464
                                                                        ---------             --------
  at market value                                                       $ 539,763             $ 33,287
Dividends receivable                                                           --                   --
Accounts receivable from American Enterprise Life
for contract purchase payments                                                 --                   --
Receivable from mutual funds and portfolios for share redemptions             429                   38
                                                                              ---                   --
Total assets                                                              540,192               33,325
                                                                          =======               ======
Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                              383                   34
  Issue and adminstrative fee                                                  46                    4
  Contract terminations                                                        --                   --
Payable to mutual funds and portfolios for investments purchased               --                   --
                                                                             ----                -----
Total liabilities                                                             429                   38
                                                                              ---                   --
Net assets applicable to contracts in accumulation period                 539,763               33,287
Net assets applicable to contracts in payment period                           --                   --
                                                                           ------                -----
Total net assets                                                        $ 539,763             $ 33,287
                                                                        =========             ========
Accumulation units outstanding                                            480,470               34,328
                                                                          =======               ======
Net asset value per accumulation unit                                      $ 1.12               $ 0.97
                                                                           ======               ======
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Net Assets
December 31, 1999

                                                                                      Segregated Asset Subaccounts
Assets                                                                      JMC                  EUT                  EPL
Investments in shares of mutual funds and portfolios:
  at cost                                                                $ 75,738             $ 34,419            $ 421,932
                                                                         --------             --------            ---------
  at market value                                                        $ 77,095             $ 36,290            $ 461,834
Dividends receivable                                                           --                   --                   --
Accounts receivable from American Enterprise Life
for contract purchase payments                                                 --                  --                    3
Receivable from mutual funds and portfolios for share redemptions              87                   25                  322
                                                                               --                   --                  ---
Total assets                                                               77,182               36,315              462,159
                                                                           ======               ======              =======

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                               78                   22                  288
  Issue and adminstrative fee                                                   9                    3                   34
  Contract terminations                                                        --                   --                   --
Payable to mutual funds and portfolios for investments purchased               --                   --                    3
                                                                            -----                 ----                    -
Total liabilities                                                              87                   25                  325
                                                                               --                   --                  ---
Net assets applicable to contracts in accumulation period                  77,095               36,290              461,834
Net assets applicable to contracts in payment period                           --                   --                   --
                                                                           ------                -----                -----
Total net assets                                                         $ 77,095             $ 36,290            $ 461,834
                                                                         ========             ========            =========
Accumulation units outstanding                                             78,800               30,180              346,626
                                                                           ======               ======              =======
Net asset value per accumulation unit                                      $ 0.98               $ 1.20               $ 1.33
                                                                           ======               ======               ======
See accompanying notes to financial statements.

                                                                                              Combined
                                                                                              Variable
Assets                                                                      EPT                Account
Investments in shares of mutual funds and portfolios:
  at cost                                                                 $ 1,137         $ 23,134,028
                                                                          -------         ------------
  at market value                                                         $ 1,414         $ 28,442,109
Dividends receivable                                                           --                1,078
Accounts receivable from American Enterprise Life
for contract purchase payments                                                --                27,360
Receivable from mutual funds and portfolios for share redemptions               2               28,735
                                                                                -               ------
Total assets                                                                1,416           28,499,282
                                                                            =====           ==========

Liabilities
Payable to American Enterprise Life for:
  Mortality and expense risk fee                                                2               29,100
  Issue and adminstrative fee                                                  --                3,490
  Contract terminations                                                        --               16,875
Payable to mutual funds and portfolios for investments purchased               --                   55
                                                                            -----                   --
Total liabilities                                                               2               49,520
                                                                                -               ------
Net assets applicable to contracts in accumulation period                   1,414           28,443,374
Net assets applicable to contracts in payment period                           --                6,388
                                                                            -----                -----
Total net assets                                                          $ 1,414         $ 28,449,762
                                                                          =======         ============
Accumulation units outstanding                                                955
                                                                              ===
Net asset value per accumulation unit                                      $ 1.48
                                                                           ======
See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 1999

                                                                                     Segregated Asset Subaccounts
Investment income                                                          ECR                  EIA1                 EGD
Dividend income from mutual funds and portfolios                     $ 1,220,605              $ 1,149             $ 32,955
                                                                     -----------              -------             --------
Expenses:
Mortality and expense risk fee                                           140,485                  103               29,409
Administrative charge                                                     16,857                   12                3,529
                                                                          ------                   --                -----
Total expenses                                                           157,342                  115               32,938
                                                                         -------                  ---               ------
Investment income (loss) - net                                         1,063,263                1,034                   17
                                                                       =========                =====                   ==

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                    775,040              351,891              141,571
  Cost of investments sold                                               641,397              352,546              116,987
                                                                         -------              -------              -------
Net realized gain (loss) on investments                                  133,643                 (655)              24,584
Net change in unrealized appreciation or depreciation of investments   1,170,550                   (7)             694,325
                                                                       ---------                   --              -------
Net gain (loss) on investments                                         1,304,193                 (662)             718,909
                                                                       ---------                 ----              -------
Net increase (decrease) in net assets resulting from operations      $ 2,367,456                $ 372            $ 718,926
                                                                     ===========                =====            =========

Investment income                                                         ECA1                  EVA
Dividend income from mutual funds and portfolios                        $ 1,195             $ 154,339
                                                                        -------             ---------
Expenses:
Mortality and expense risk fee                                              105                67,218
Administrative charge                                                        12                 8,066
                                                                             --                 -----
Total expenses                                                              117                75,284
                                                                            ---                ------
Investment income (loss) - net                                            1,078                79,055
                                                                          =====                ======

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                       175               136,790
  Cost of investments sold                                                  157               119,888
                                                                            ---               -------
Net realized gain (loss) on investments                                      18                16,902
Net change in unrealized appreciation or depreciation of investments      9,757             1,432,915
                                                                          -----             ---------
Net gain (loss) on investments                                            9,775             1,449,817
                                                                          -----             ---------
Net increase (decrease) in net assets resulting from operations        $ 10,853           $ 1,528,872
                                                                       ========           ===========

1For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
 See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 1999

                                                                                     Segregated Asset Subaccounts
Investment income                                                           ESR1                 ERE2                 EMU2
Dividend income from mutual funds and portfolios                         $ 4,928                  $--                  $--
                                                                         -------                  -                    -
Expenses:
Mortality and expense risk fee                                                65                    3                   18
Administrative charge                                                          7                   --                    2
                                                                               -                                         -
Total expenses                                                                72                    3                   20
                                                                              --                    -                   --
Investment income (loss) - net                                             4,856                   (3)                 (20)
                                                                           =====                   ==                  ===

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                         71                    3                   28
  Cost of investments sold                                                    70                    3                   28
                                                                              --                    -                   --
Net realized gain (loss) on investments                                        1                   --                   --
Net change in unrealized appreciation or depreciation of investments       2,052                   (8)                 787
                                                                           -----                   --                  ---
Net gain (loss) on investments                                             2,053                   (8)                 787
                                                                           -----                   --                  ---
Net increase (decrease) in net assets resulting from operations          $ 6,909                $ (11)               $ 767
                                                                         =======                =====                =====

Investment income                                                           JUS2                 JGL2
Dividend income from mutual funds and portfolios                         $ 4,261               $ 1,258
                                                                         -------               -------
Expenses:
Mortality and expense risk fee                                               514                    60
Administrative charge                                                         62                     7
                                                                              --                     -
Total expenses                                                               576                    67
                                                                             ---                    --
Investment income (loss) - net                                             3,685                 1,191
                                                                           =====                 =====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                     36,031                65,197
  Cost of investments sold                                                34,985                65,023
                                                                          ------                ------
Net realized gain (loss) on investments                                    1,046                   174
Net change in unrealized appreciation or depreciation of investments      23,994                (1,177)
                                                                          ------                ------
Net gain (loss) on investments                                            25,040                (1,003)
                                                                          ------                ------
Net increase (decrease) in net assets resulting from operations         $ 28,725                 $ 188
                                                                        ========                 =====

1For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
 See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Operations
Period ended December 31, 1999

                                                                                      Segregated Asset Subaccounts
Investment income                                                           JMC1                 EUT2                 EPL2
Dividend income from mutual funds and portfolios                           $ 586                  $--                  $--
                                                                           -----                  -                    -
Expenses:
Mortality and expense risk fee                                               158                   28                  563
Administrative charge                                                         19                    3                   68
                                                                              --                    -                   --
Total expenses                                                               177                   31                  631
                                                                             ---                   --                  ---
Investment income (loss) - net                                               409                  (31)                (631)
                                                                             ===                  ===                 ====

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                      3,237                   31              183,965
  Cost of investments sold                                                 3,254                   30              155,333
                                                                           -----                   --              -------
Net realized gain (loss) on investments                                      (17)                   1               28,632
Net change in unrealized appreciation or depreciation of investments       1,357                1,871               39,902
                                                                           -----                -----               ------
Net gain (loss) on investments                                             1,340                1,872               68,534
                                                                           -----                -----               ------
Net increase (decrease) in net assets resulting from operations          $ 1,749              $ 1,841             $ 67,903
                                                                         =======              =======             ========

                                                                                            Combined
                                                                                            Variable
Investment income                                                          EPT3              Account
Dividend income from mutual funds and portfolios                          $ 103          $ 1,421,379
                                                                          -----          -----------
Expenses:
Mortality and expense risk fee                                                7              238,736
Administrative charge                                                        --               28,644
                                                                                              ------
Total expenses                                                                7              267,380
                                                                              -              -------
Investment income (loss) - net                                               96            1,153,999
                                                                             ==            =========

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                         6           1,694,036
  Cost of investments sold                                                    5           1,489,706
                                                                              -           ---------
Net realized gain (loss) on investments                                       1             204,330
Net change in unrealized appreciation or depreciation of investments        277           3,376,595
Net gain (loss) on investments                                              278           3,580,925
                                                                            ---           ---------
Net increase (decrease) in net assets resulting from operations           $ 374         $ 4,734,924
                                                                          =====         ===========

1For the period Oct. 4, 1999 (commencement of operations) to Dec.31,1999.
2For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
3For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
 See accompanying notes to financial statements.

American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                  Segregated Asset Subaccounts
Operations                                                                 ECR                  EIA1                 EGD
Investment income (loss) - net                                       $ 1,063,263              $ 1,034                 $ 17
Net realized gain (loss) on investments                                  133,643                 (655)              24,584
Net change in unrealized appreciation or
depreciation of investments                                            1,170,550                   (7)             694,325
                                                                       ---------                   --              -------
Net increase (decrease) in net assets resulting from operations        2,367,456                  372              718,926
                                                                       =========                  ===              =======

Contract transactions
Contract purchase payments                                             1,613,826                5,191            1,253,933
Net transfers2                                                           889,541                2,163              409,913
Annuity payments                                                            (473)                  --                   --
Contract terminations:
  Surrender benefits and contract charges                               (978,721)                  --             (132,862)
  Death benefits                                                         (92,582)                  --              (30,780)
                                                                         -------                                   -------
Increase (decrease) from contract transactions                         1,431,591                7,354            1,500,204
                                                                       ---------                -----            ---------
Net assets at beginning of year                                        9,845,123                   --            1,465,483
                                                                       ---------                                 ---------
Net assets at end of year                                           $ 13,644,170              $ 7,726          $ 3,684,613
                                                                    ============              =======          ===========

Accumulation unit activity
Units outstanding at beginning of year                                 5,163,185                   --            1,108,323
Contract purchase payments                                               806,674                5,303              882,440
Net transfers2                                                           436,406                2,413              288,019
Contract terminations:
  Surrender benefits and contract charges                               (490,112)                  --             (117,217)
  Death benefits                                                         (51,901)                  --              (20,817)
                                                                         -------                                   -------
Units outstanding at end of year                                       5,864,252                7,716            2,140,748
                                                                       =========                =====            =========

Operations                                                                ECA1                  EVA
Investment income (loss) - net                                          $ 1,078              $ 79,055
Net realized gain (loss) on investments                                      18                16,902
Net change in unrealized appreciation or
depreciation of investments                                               9,757             1,432,915
                                                                          -----             ---------
Net increase (decrease) in net assets resulting from operations          10,853             1,528,872
                                                                         ======             =========

Contract transactions
Contract purchase payments                                               63,183             3,650,384
Net transfers2                                                            6,962             2,416,621
Annuity payments                                                             --                    --
Contract terminations:
  Surrender benefits and contract charges                                   (58)             (259,654)
  Death benefits                                                             --               (27,190)
                                                                                              -------
Increase (decrease) from contract transactions                           70,087             5,780,161
                                                                         ------             ---------
Net assets at beginning of year                                              --             2,388,975
                                                                                            ---------
Net assets at end of year                                              $ 80,940           $ 9,698,008
                                                                       ========           ===========

Accumulation unit activity
Units outstanding at beginning of year                                       --             1,778,901
Contract purchase payments                                               51,342             2,548,626
Net transfers2                                                            5,312             1,606,765
Contract terminations:
  Surrender benefits and contract charges                                   (42)             (278,884)
  Death benefits                                                             --               (17,813)
                                                                                              -------
Units outstanding at end of year                                         56,612             5,637,595
                                                                         ======             =========

1For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
2Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.
 See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                     Segregated Asset Subaccounts
Operations                                                                  ESR1                 ERE2                 EMU2
Investment income (loss) - net                                           $ 4,856                 $ (3)               $ (20)
Net realized gain (loss) on investments                                        1                   --                   --
Net change in unrealized appreciation or depreciation of investments       2,052                   (8)                 787
                                                                           -----                   --                  ---
Net increase (decrease) in net assets resulting from operations            6,909                  (11)                 767
                                                                           =====                  ===                  ===

Contract transactions
Contract purchase payments                                               143,947                  870                1,178
Net transfers3                                                               585                   --               30,377
Annuity payments                                                              --                   --                   --
Contract terminations:
  Surrender benefits and contract charges                                     --                   --                   --
  Death benefits                                                              --                   --                   --
                                                                           -----                 ----                 ----
Increase (decrease) from contract transactions                           144,532                  870               31,555
                                                                         -------                  ---               ------
Net assets at beginning of year                                               --                   --                   --
                                                                         -------                  ---               ------
Net assets at end of year                                              $ 151,441                $ 859             $ 32,322
                                                                       =========                =====             ========

Accumulation unit activity
Units outstanding at beginning of year                                        --                   --                   --
Contract purchase payments                                               119,943                  889                1,194
Net transfers3                                                             3,296                   --               29,694
Contract terminations:
  Surrender benefits and contract charges                                     --                   --                   --
  Death benefits                                                              --                   --                   --
                                                                           -----                 ----                -----
Units outstanding at end of year                                         123,239                  889               30,888
                                                                         =======                  ===               ======

Operations                                                                 JUS2                 JGL2
Investment income (loss) - net                                          $ 3,685               $ 1,191
Net realized gain (loss) on investments                                   1,046                   174
Net change in unrealized appreciation or depreciation of investments     23,994                (1,177)
                                                                         ------                ------
Net increase (decrease) in net assets resulting from operations          28,725                   188
                                                                         ======                   ===

Contract transactions
Contract purchase payments                                              401,524                21,346
Net transfers3                                                          109,571                11,753
Annuity payments                                                             --                    --
Contract terminations:
  Surrender benefits and contract charges                                   (57)                   --
  Death benefits                                                             --                    --
                                                                         ------                ------
Increase (decrease) from contract transactions                          511,038                33,099
                                                                        -------                ------
Net assets at beginning of year                                              --                    --
                                                                        -------                 -----
Net assets at end of year                                             $ 539,763              $ 33,287
                                                                      =========              ========

Accumulation unit activity
Units outstanding at beginning of year                                       --                    --
Contract purchase payments                                              376,243                22,245
Net transfers3                                                          104,278                12,083
Contract terminations:
  Surrender benefits and contract charges                                   (51)                   --
  Death benefits                                                              --                   --
                                                                           -----               ------
Units outstanding at end of year                                        480,470                34,328
                                                                        =======                ======

1For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
3Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.
 See accompanying notes to financial statements.


American Enterprise Variable Annuity Account -- Wells Fargo Advantage(SM) Variable Annuity

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                                    Segregated Asset Subaccounts
Operations                                                                 JMC1                 EUT2                 EPL2
Investment income (loss) - net                                             $ 409                $ (31)              $ (631)
Net realized gain (loss) on investments                                      (17)                   1               28,632
Net change in unrealized appreciation or depreciation of investments       1,357                1,871               39,902
                                                                           -----                -----               ------
Net increase (decrease) in net assets resulting from operations            1,749                1,841               67,903
                                                                           =====                =====               ======

Contract transactions
Contract purchase payments                                                37,916               22,501               70,121
Net transfers4                                                            37,430               12,005              323,810
Annuity payments                                                              --                   --                   --
Contract terminations:
  Surrender benefits and contract charges                                     --                  (57)                  --
  Death benefits                                                              --                   --                   --
                                                                           -----               ------              -------
Increase (decrease) from contract transactions                            75,346               34,449              393,931
                                                                          ------               ------              -------
Net assets at beginning of year                                               --                   --                   --
                                                                          ------               ------               ------
Net assets at end of year                                               $ 77,095             $ 36,290            $ 461,834
                                                                        ========             ========            =========

Accumulation unit activity
Units outstanding at beginning of year                                        --                   --                   --
Contract purchase payments                                                39,952               19,749               61,197
Net transfers4                                                            38,848               10,479              285,429
Contract terminations:
  Surrender benefits and contract charges                                     --                  (48)                  --
  Death benefits                                                              --                   --                   --
                                                                           -----                -----               ------
Units outstanding at end of year                                          78,800               30,180              346,626
                                                                          ======               ======              =======

                                                                                             Combined
                                                                                             Variable
Operations                                                                 EPT3               Account
Investment income (loss) - net                                              $ 96          $ 1,153,999
Net realized gain (loss) on investments                                        1              204,330
Net change in unrealized appreciation or depreciation of investments         277            3,376,595
                                                                             ---            ---------
Net increase (decrease) in net assets resulting from operations              374            4,734,924
                                                                             ===            =========

Contract transactions
Contract purchase payments                                                 1,040            7,286,960
Net transfers4                                                                --            4,250,731
Annuity payments                                                              --                 (473)
Contract terminations:
  Surrender benefits and contract charges                                     --           (1,371,409)
  Death benefits                                                              --             (150,552)
                                                                                             --------
Increase (decrease) from contract transactions                             1,040           10,015,257
                                                                           -----           ----------
Net assets at beginning of year                                               --           13,699,581
                                                                                           ----------
Net assets at end of year                                                $ 1,414         $ 28,449,762
                                                                         =======         ============

Accumulation unit activity
Units outstanding at beginning of year                                        --
Contract purchase payments                                                   955
Net transfers4                                                                --
Contract terminations:
  Surrender benefits and contract charges                                     --
  Death benefits                                                              --
                                                                           -----
Units outstanding at end of year                                             955
                                                                             ===

1For the period Oct. 4, 1999 (commencement of operations) to Dec. 31, 1999.
2For the period Sept. 22, 1999 (commencement of operations) to Dec. 31, 1999.
3For the period Aug. 26, 1999 (commencement of operations) to Dec. 31, 1999.
4Includes  transfer activity from (to) other subaccounts and transfers from (to)
American Enterprise Life's fixed account.
 See accompanying notes to financial statements.


American Enterprise Variable Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                 Segregated Asset Subaccounts                         Combined
                                                                                                                      Variable
Operations                                                      ECR                  EGD                 EVA           Account
Investment income (loss) - net                               $598,178            $ (4,574)           $ 90,940         $ 90,940
Net realized gain (loss) on investments                        31,856                 758                 478              478
Net change in unrealized appreciation or
depreciation of investments                                   957,259             190,924             262,764          262,764
                                                              -------             -------             -------          -------
Net increase (decrease) in net assets
resulting from operations                                   1,587,293             187,108             354,182          354,182
                                                            =========             =======             =======          =======

Contract transactions
Contract purchase payments                                  3,114,006           1,111,110           1,616,894        1,616,894
Net transfers1                                               (245,243)            126,930             381,890          381,890
Annuity payments                                                 (385)                 --                  --               --
Contract terminations:
Surrender benefits and contract charges                      (529,563)            (25,802)            (25,796)         (25,796)
Death benefits                                                (21,950)             (5,911)             (5,952)          (5,952)
                                                              -------              ------              ------           ------
Increase (decrease) from contract transactions              2,316,865           1,206,327           1,967,036        1,967,036
                                                            ---------           ---------           ---------        ---------
Net assets at beginning of year                             5,940,965              72,048              67,757           67,757
                                                            ---------              ------              ------           ------
Net assets at end of year                                  $9,845,123          $1,465,483          $2,388,975      $ 2,388,975
                                                           ==========          ==========          ==========      ===========

Accumulation unit activity
Units outstanding at beginning of year                      3,812,754              68,572              65,875
Contracts purchase payments                                 1,848,700             965,321           1,418,576
Net transfers1                                               (146,994)            108,613             327,920
Contract terminations:
Surrender benefits and contract charges                      (338,414)            (29,255)            (28,544)
Death benefits                                                (12,861)             (4,928)             (4,926)
                                                              -------              ------              ------
Units outstanding at end of year                            5,163,185           1,108,323           1,778,901
                                                            =========           =========           =========


1 Includes  transfer activity from (to) other subaccounts and transfers from
  (to) American  Enterprise Life's fixed account.
  See accompanying  notes to financial statements.




American  Enterprise  Variable  Annuity  Account  -  Wells  Fargo  Advantage(SM)
Variable Annuity

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under
Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company
(American  Enterprise Life) under the Investment Company Act of 1940, as amended
(the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount   Invests exclusively in shares of                         Investment Manager
ECR          AXP(SM) Variable Portfolio-- Capital Resource Fund       IDS Life Insurance Company 1
EIA          AXP(SM) Variable Portfolio-- Extra Income Fund           IDS Life Insurance Company 1
EGD          AXP(SM) Variable Portfolio-- New Dimensions Fund(R)      IDS Life Insurance Company 1
ECA          AIM V.I. Capital Appreciation Fund                       A I M Advisors, Inc.
EVA          AIM V.I. Value Fund                                      A I M Advisors, Inc.
ESR          The Dreyfus Socially Responsible Growth Fund, Inc.       The Dreyfus Corporation2
ERE          FTVIPT Franklin Real Estate Securities Fund - Class 2    Franklin Advisers, Inc.
EMU          FTVIPT Mutual Shares Securities Fund - Class 2           Franklin Advisers, Inc.
JUS          Goldman Sachs VIT Core(SM) U.S. Equity Fund              Goldman Sachs Asset Management
JGL          Goldman Sachs VIT Global Income Fund                     Goldman Sachs Asset Management International
JMC          Goldman Sachs VIT Mid Cap Value Fund                     Goldman Sachs Asset Management
EUT          MFS(R)Utilities Series                                   Massachusetts Financial Services Company  (MFS) Investment
                                                                      Management(R)
EPL          Putnam VT International Growth Fund - Class IB Shares    Putnam Investment Management, Inc.
EPT          Putnam VT Vista Fund - Class IB Shares                   Putnam Investment Management, Inc.

1  American Express Financial Corporation (AEFC) is the investment advisor.
2  NCM Capital Management Group, Inc. is the sub-investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to either 1.05% or 1.30% of the average daily net assets of the subaccounts, depending on the death benefit option that applies to the contract.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity.  The withdrawal charge is deducted for withdrawals up to the first five or seven payment years following a purchase payment,  depending on the withdrawal  charge  schedule  selected at the time of application.  Charges  by  American  Enterprise  Life  for  withdrawals  are not identified on an individual  segregated  asset  account  basis.  Charges for all segregated  asset  accounts  amounted to $479,554 in 1999 and  $199,062 in 1998.
Such charges are not treated as a separate expense of the subaccounts.  They are
ultimately   deducted  from  contract   withdrawal  benefits  paid  by  American
Enterprise  Life.  This  charge  is  waived  if  the  withdrawal  meets  certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount           Investment                                                       Shares            NAV
ECR                  AXP(SM) Variable Portfolio-- Capital Resource Fund              374,575         $36.40
EIA                  AXP(SM) Variable Portfolio-- Extra Income Fund                      787           8.58
EGD                  AXP(SM) Variable Portfolio-- New Dimensions Fund(R)             161,401          22.86
ECA                  AIM V.I. Capital Appreciation Fund                                2,275          35.58
EVA                  AIM V.I. Value Fund                                             289,489          33.50
ESR                  The Dreyfus Socially Responsible Growth Fund, Inc.                3,876          39.07
ERE                  FTVIPT Franklin Real Estate Securities Fund - Class 2                58          14.88
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                    2,439          13.25
JUS                  Goldman Sachs VIT Core(SM) U.S. Equity Fund                      38,610          13.98
JGL                  Goldman Sachs VIT Global Income Fund                              3,386           9.83
JMC                  Goldman Sachs VIT Mid Cap Value Fund                              9,156           8.42
EUT                  MFS(R)Utilities Series                                            1,502          24.16
EPL                  Putnam VT International Growth Fund - Class IB Shares            21,361          21.62
EPT                  Putnam VT Vista Fund - Class IB Shares                               68          20.65

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                                    Year ended Dec. 31,
Subaccount            Investment                                                                 1999                  1998
ECR                   AXP(SM) Variable Portfolio-- Capital Resource Fund                   $3,258,677           $ 3,205,569
EIA1                  AXP(SM) Variable Portfolio-- Extra Income Fund                          359,305                    --
EGD                   AXP(SM) Variable Portfolio-- New Dimensions Fund(R)                   1,646,330             1,222,554
ECA1                  AIM V.I. Capital Appreciation Fund                                       71,340                    --
EVA                   AIM V.I. Value Fund                                                   5,993,303             2,077,208
ESR1                  The Dreyfus Socially Responsible Growth Fund, Inc.                      149,459                    --
ERE2                  FTVIPT Franklin Real Estate Securities Fund - Class 2                       870                    --
EMU2                  FTVIPT Mutual Shares Securities Fund - Class 2                           31,563                    --
JUS2                  Goldman Sachs VIT Core(SM) U.S. Equity Fund                             550,754                    --
JGL2                  Goldman Sachs VIT Global Income Fund                                     99,487                    --
JMC3                  Goldman Sachs VIT Mid Cap Value Fund                                     78,992                    --
EUT2                  MFS(R)Utilities Series                                                    34,449                    --
EPL2                  Putnam VT International Growth Fund - Class IB Shares                   577,265                    --
EPT1                  Putnam VT Vista Fund - Class IB Shares                                    1,142                    --
                      Combined Variable Account                                           $12,852,936            $6,505,331

1 Operations  commenced on Aug.  26, 1999.
2 Operations  commenced on Sept. 22, 1999.
3 Operations commenced on Oct. 4, 1999.

9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the Account. All of the major systems used by the American Enterprise Life and by the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Enterprise Life's and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Enterprise Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Enterprise Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Enterprise Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.

